Summary of Significant Accounting Policies (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unrealized loss (gain) on foreign currency	$ (1,901)	$ 7,843	$ 2,403
Net cash provided by operating activities	108,222	89,328	18,151
Exchange rate differences on balances of cash, cash equivalents and restricted cash	$ 1,901	(7,843)	(2,403)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unrealized loss (gain) on foreign currency		0	0
Net cash provided by operating activities		81,485	15,748
Exchange rate differences on balances of cash, cash equivalents and restricted cash		0	0
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unrealized loss (gain) on foreign currency		(7,843)	(2,403)
Net cash provided by operating activities		7,843	2,403
Exchange rate differences on balances of cash, cash equivalents and restricted cash		$ (7,843)	$ (2,403)